Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTEREST INCOME
Loans and leases, including fees		$ 35,696	$ 32,867	$ 29,722
Securities:
Taxable		1,938	2,601	2,573
Tax-exempt		2,137	1,704	1,557
Other		259	647	513
Total interest income		40,030	37,819	34,365
INTEREST EXPENSE
Deposits		3,998	6,440	3,849
Borrowings		2,990	2,484	2,309
Total interest expense		6,988	8,924	6,158
Net interest income		33,042	28,895	28,207
PROVISION FOR LOAN AND LEASE LOSSES		6,200	550	450
Net interest income after provision for loan and lease losses		26,842	28,345	27,757
NON-INTEREST INCOME
Service charges on deposit accounts		1,102	1,486	1,610
Gain on sale of loans	[1]	24,139	9,071	4,675
Net securities gains (losses)	[1]	289	4	(6)
Change in fair value of mortgage servicing rights	[1]	(293)	(258)	26
Increase in cash surrender value of life insurance	[1]	368	390	395
Other operating income		1,395	4,355	2,728
Total non-interest income		27,000	15,048	9,428
NON-INTEREST EXPENSES
Salaries, wages and employee benefits		22,127	18,665	15,903
Occupancy expenses		3,630	3,174	3,155
Other operating expenses		11,408	9,278	8,378
Total non-interest expenses		37,165	31,117	27,436
Income before income taxes		16,677	12,276	9,749
PROVISION FOR INCOME TAXES		2,922	1,615	1,529
NET INCOME		$ 13,755	$ 10,661	$ 8,220
NET INCOME PER SHARE BASIC (in dollars per share)		$ 4.21	$ 3.26	$ 2.51
NET INCOME PER SHARE DILUTED (in dollars per share)		$ 4.16	$ 3.25	$ 2.51

[1]	Not within the scope of ASC 606